SHARE OPTIONS (Details Narrative) - Employee Option Plan [member] - shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Number of options issued	0
Weighted average remaining contractual life of outstanding share options	0 years	5 months 1 day